Capital Management, Corporate Governance Transparency Policy and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Banks's Shareholders
As of December 31, 2023, the Bank’s shareholders are:

Full name / corporate name	Participating Interest	Voting Interest
Fideicomiso de Garantía JHB BMA (1)	17.28	19.65
Carballo Delfín Jorge Ezequiel	19.26	20.86
ANSES FGS Law No. 26425	28.80	26.91
Grouped shareholders (Local stock exchanges)	11.43	10.87
Grouped shareholders (Foreign stock exchanges)	23.23	21.71

(1)
As of the date of issuance of these consolidated Financial Statements and due to the passing of Mr. Jorge Horacio Brito on November 20, 2020 and as a testamentary disposition, his shares were transferred to Fideicomiso de Garantía JHB BMA, which beneficiaries are his forced heirs.

Summary of Minimum Capital Requirements Measured on Consolidated Basis
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the monthly position of December 2023, together with the integration thereof (computable equity) as of the end of such month:

Item	12/31/2023
Minimum capital requirements (*)	403,496,688
Computable equity	1,752,831,979

Capital surplus	1,349,335,291

(*)
Regarding the maximum limits established by the BCRA for “Financing to the non-financial public sector” measured on a quarterly consolidated basis, in the last quarter of 2023 the Entity observed an excess of 95,724,622. This excess was transferred as an increase in requirement by minimum capital credit risk, without generated a non-compliance of such prudential regulation.
It is worth mentioning that the maximum limits apply to the Computable Equity as of September 2023, expressed in purchasing power currency of that date, when the variation of the IPC between September and December 2023 was greater than 50%. As of the date of issuance of these consolidated Financial Statements, the aforementioned situation had been regularized.

Summary of Allowance for Credit Losses
The following chart shows the composition of loan loss allowances according to the type of financial instrument as of December 31, 2023, and 2022:

Composition	12/31/2023	12/31/2022
Loans and other financing	53,648,800	34,262,639
Loans commitment	2,176,655	2,403,512
Other debt securities at amortized cost	870,824	1,043,200
Other financial assets	595,276	283,507
Other debt securities at fair value through OCI	55,826	90,939
Financial assets delivered as a guarantee	1,174

Total	57,348,555	38,083,797

Summary of Key Economic Variables or Assumptions
The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, alternative 1 and alternative 2), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned probabilities	2024	2025	2026
		%	%	%	%
GDP growth %	Base case	60	(2.03)	8.46	1.46
	Alternative 1	30	(3.55)	6.96	1.04
	Alternative 2	10	(4.51)	5.04	1.55
Interest rates %	Base case	60	106.52	71.00	46.50
	Alternative 1	30	129.99	96.50	67.50
	Alternative 2	10	140.42	133.19	118.50
CPI %	Base case	60	298.10	96.98	55.61
	Alternative 1	30	386.28	147.79	90.10
	Alternative 2	10	427.33	257.21	150.31

Summary of Aging Analysis of Performing Loans in Arrears
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2023		12/31/2022
	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount
Performing	1.13%	96.32%	1.54%	97.32%
High grade	0.66%	88.70%	0.93%	89.01%
Standard grade	4.06%	4.53%	5.00%	4.43%
Sub-standard grade	10.39%	3.09%	11.58%	3.88%
Past due but not impaired	46.56%	2.62%	29.73%	1.86%
Impaired	100.00%	1.06%	100.00%	0.82%

Total		100.00		100.00

Exposure at default (EAD)
The EAD represents the exposure of a financial instrument on the date of the analysis, i.e. the level to which the Bank is exposed to credit risk in the event of a potential default by the counterparty.
To calculate the EAD, segmentation is performed at product level, according to the following differentiation:

•
Products with no exposure certainty: in the case of revolving products (credit cards and saving accounts) in stages 1 and 2, in order to calculate the EAD, it is necessary to estimate a credit conversion factor (CCF). For these transactions, the CCF represents the average percentage of exposure increase that may be observed in a contract from measurement to default. For these products, in stage 3, no additional increase is considered in the exposure.

•
Products with exposure certainty: in these types of products (generally amortizable loans), future exposure is known because the counterparty cannot increase its exposure beyond what was agreed upon in the contractual schedule. Therefore, the CCF does not apply to these products, and the EAD varies at each moment in time by reflecting the amortization of the loan balance due.

Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
Just as the PDs, to assess the LGD, a distinction is made per customer in individual analyses and per product in the case of customers analyzed collectively. The Bank bases its estimates on the historical information observed regarding the recoveries obtained on customers or default transactions, discounted at the effective interest rate of such agreements and measured upon default.
Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.

The LGDs are also amended by the macroeconomic models applied for the prospective vision.
Customers analyzed on an individual basis
:
The Bank’s credit risk impairment assessment model is set to analyze individually all Corporate Portfolio customers, as defined by the BCRA, financial institutions, the public sector and government and private securities.
To make such an assessment, some objective data were defined to analyze whether there is a SICR and to determine whether it should be reclassified to stage 2 or to stage 3 when a default is produced or expected, or whether they should remain in stage 1. Those events comprise mainly material delays in the main credit lines granted, the Bank’s legal action for the assistance granted, the petition for insolvency proceedings or bankruptcy, and past due loans with pending principal, among others.
All the customers subject to the individual analysis are examined on a monthly basis to define the stage, following different criteria for each one of them:
Stage 1: the customers whose individual assessment reflects the following characteristics are deemed included:

•	The financial instruments did not experience significant risk increases.

•	The customer’s cash flow analysis shows that it has the ability to meet all its obligations adequately.

•	It has a liquid financial position, with low level of indebtedness.

•	Cash flows are not subject to drastic changes in the event of major variations in the behavior of own and sector variables.

•	It regularly pays its obligations, even when it suffers minor and insignificant delays.
This stage also includes:

•
The customers previously included in stages 2 or 3 who are verified to have improved their credit risk indicators and meet the parameters defined for stage 1, through an individual analysis at the date of the study, as long as they have stayed a minimum period of 90 days in Stage 2.

Stage 2: this stage includes the customers that, based on the individual analysis of their payment capacity, have a SICR that is not sufficiently severe to set default as defined for stage 3.
Some elements considered upon defining the existence of a significant increase in credit risk are:

•	Profitability, liquidity and solvency indicators that tend to weaken, or some of the indications of impairment:

•	There is a significant increase in payables without a consistent rise in revenues.

•	There is a major decline in operating margins, or existence of operating loss.

•	There are adverse changes in the context that exert a negative effect on future financial flows.

•	There is a drastic decline in demand or negative changes in the business plans.

•	There are significant changes in the value of the guarantees received.

•	The arrears in payment to the Bank are due to current operating or extraordinary circumstances, and a prompt resolution is expected.
This stage also includes:

•	The customers that, having been included in stage 3, improved their credit risk indicators and are no longer at default, but which status prevents them from being reclassified to stage 1.

•	Refinanced customers that have paid at least 20% of the capital owed and also fulfill the rest of the indicators to be considered in Stage 2.

Stage 3: it includes the customers that, after an individual analysis, experience some of the following situations:

•	Significant delays in the main credit lines granted, with no agreement with the Bank.

•	Have been subject to complaints filed the Bank for the recovery of the assistance granted.

•	Filed for insolvency proceedings or went into bankruptcy

•	Refinance their payables systematically and have still not settled over 20% of the refinanced principal.

•	Cash flows analysis shows that it is highly unlikely that the customer may meet all its obligations in the agreed-upon conditions.
The Credit Administration and Transactions Department analyzes all the portfolio under this approach, with special emphasis on customers in stages 2 and 3 in the previous month and those showing objective data that could evidence the existence of a SICR. The study is supplemented with the macroeconomic context and other news in relation to the performance of customers. Its staging proposal is submitted to the consideration of Corporate Risk and Credit Recovery Management Departments, which incorporate their own vision of the customer or the activity sector. The final assessment of the stage assigned to each customer is approved by the Credit Risk Management and is used as an input to estimate the ECL of the customers analyzed on an individual basis.
ECL calculation for customers included in an individual analysis
:
Stage 1: the estimates of the customers classified in stage 1 arise from the parameters under expected credit loss models, whose characteristics are described in the previous sections on PD, EAD and LGD.
Stages 2 and 3: based on the evidence gathered upon the analysis, the Credit Risk Management –considering the level of progress of collection negotiations, as well as the evidence from a potential sale of collateral received or other credit improvements making up the contractual terms– prepares three potential recovery scenarios for each credit transaction of stage 2 and 3 customers, calculating the current value of expected flows for each scenario, which are weighted in view of their probability of occurrence. The expected loss of each transaction is the difference between the book payable of each transaction and the present weighted value of expected cash flows.

52.1.2	Prospective information used in ECL models
The calculation of ECL for risk impairment includes and is adjusted prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact on PD and LGD and designed 4 models which differ by customer type: Retail, Agro, Pymes and Commercial.
The main economic variables that impact on the expected losses used to calculate ECL for each economic scenario are changes in GDP, changes in interest rates, among others.
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a 36-month estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated at least on a quarterly basis in each calendar quarter.
The value of the macroeconomic variables used in calculating the forward-looking adjustment is restricted to econometric model calculations and the estimates of the independent consultant in relation to those variables. However, in line with the “Guidance on credit risk and accounting for expected credit losses” of the Basel Banking Supervision Committee, the Bank applies its own criterion based on experience in order to consider reasonable and sustainable prospective information in due manner (including macroeconomic factors) and, as applicable, to determine the proper level of value corrections.
The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, alternative 1 and alternative 2), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned probabilities	2024	2025	2026
		%	%	%	%
GDP growth %	Base case	60	(2.03)	8.46	1.46
	Alternative 1	30	(3.55)	6.96	1.04
	Alternative 2	10	(4.51)	5.04	1.55
Interest rates %	Base case	60	106.52	71.00	46.50
	Alternative 1	30	129.99	96.50	67.50
	Alternative 2	10	140.42	133.19	118.50
CPI %	Base case	60	298.10	96.98	55.61
	Alternative 1	30	386.28	147.79	90.10
	Alternative 2	10	427.33	257.21	150.31

52.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2023 and the associated net modification amounted to 4,469,175 and 558,063, respectively. The Bank does not consider loans using the mandatory extensions and payment facilities provide by BCRA as part of such modified loans. The amortized cost of loans modified during 2022 and the associated net modification amounted to 5,008,400 and 1,343,724, respectively.

52.1.4	Additional Forward-looking allowances based on expert credit judgment
Adjustment for uncertainty about conditions of accessing loans to MIPYMES and Federal Government Securities
As of December 31, 2022, the Bank decided to record an additional allowance for
5,720,558
based on the estimation of the impact that a change in the current scenario from negative real interest rates, in an accelerating inflationary context, would have on the ECL of the Mipymes portfolio, and as a consequence of the Bank’s Management assessment of the macroeconomic environment of Argentina, including the actions performed by the Federal Government to manage its debt instruments and certain uncertainty mainly related to the Bank’s long-term holdings of Federal Government instruments.
Adjustment for expectations of increased risk due to the change in economic policy
At the date of these consolidated Financial Statements, Management considered that there is uncertainty about the impacts that could arise from the change in the economic policy, the implementation of a macroeconomic imbalances adjustment program and an inflation stabilization plan.
In particular, the temporary negative impact on the quality of the consumer credit portfolio, on the behavior of Mipymes and on the expected recovery of companies with credit-impaired, was analyzed. This impact would come from relative price adjustments, the elimination of subsidies on public services, and/or the presence of positive real interest rates, among other measures, until the stability of certain macroeconomic variables and a recovery of activity levels is achieved.
As abovementioned, the Bank decided to record an additional allowance for
10,978,134
.

52.1.5	Portfolio quality
The table below shows the analysis by aging of performing loans in arrears (in days):

Portfolio Type	12/31/2023
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	100.0%	0.0%	0.0%	0.0%	0.0%
Commercial loans comparable to consumer	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.9%	0.1%	0.0%	0.0%	0.0%

Portfolio Type	12/31/2022
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	98.8%	1.2%	0.0%	0.0%	0.0%
Commercial loans comparable to consumer	99.9%	0.1%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.8%	0.2%	0.0%	0.0%	0.0%

Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position
The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2023
	Collective	Individual	Collective	Individual
Loans and other financing	1,371,295,220	406,896,843	64,303,918	24,817,284	19,993,388	1,887,306,653
Non-financial public sector	495,024	4,221,111	451		144	4,716,730
Other financial entities	4,298,968	5,684,295	5,038			9,988,301
Non-financial private sector	1,366,501,228	396,991,437	64,298,429	24,817,284	19,993,244	1,872,601,622
Individuals	615,826,337	31,112,707	26,552,215	3,577	8,891,559	682,386,395
Manufacturing industry	91,426,964	99,014,827	5,693,834	6,908,731	418,257	203,462,613
Agricultural and cattle industry	213,255,400	72,584,852	10,285,791	3,588,047	6,093,281	305,807,371
Services	161,436,165	18,445,575	10,633,902		1,181,039	191,696,681
Commercial activities	192,555,646	78,063,386	7,071,869	2,082,889	2,161,609	281,935,399
Exploration of mines and quarries	26,080,070	29,084,439	456,522		732,588	56,353,619
Financial intermediation	20,373,297	45,100,172	311,487		54,658	65,839,614
Construction activities	24,419,735	20,075,556	2,983,594		420,749	47,899,634
Electricity supply and gas	15,357,487	3,509,923	104,564	12,234,040	3,303	31,209,317
Public administration	5,512,328		198,566		35,242	5,746,136
Water supply and public sanitation	257,799		6,085		959	264,843

	1		2		3	12/31/2022
	Collective	Individual	Collective	Individual
Loans and other financing	1,493,053,099	326,942,915	54,743,452	8,003,761	15,608,256	1,898,351,483
Non-financial public sector	665,202	6,206,929	89		345	6,872,565
Other financial entities	395	2,912,550				2,912,945
Non-financial private sector	1,492,387,502	317,823,436	54,743,363	8,003,761	15,607,911	1,888,565,973
Individuals	856,134,618	9,803,849	37,580,036		8,309,159	911,827,662
Manufacturing Industry	97,108,701	75,593,107	2,326,102	4,139,367	1,256,235	180,423,512
Agricultural and cattle industry	139,725,585	55,690,371	2,491,260	3,864,394	3,950,398	205,722,008
Services	205,155,967	26,634,514	7,854,619		1,093,611	240,738,711
Commercial activities	139,144,991	72,932,533	3,306,987		705,072	216,089,583
Exploration of mines and quarries	6,997,414	22,499,673	65,627		9,910	29,572,624
Financial intermediation	7,724,509	29,670,367	189,820		80,851	37,665,547
Construction activities	30,478,519	24,522,962	573,413		134,875	55,709,769
Electricity supply and gas	1,567,815	476,060	22,719		5,011	2,071,605
Public administration	7,775,336		326,507		62,669	8,164,512
Water supply and public sanitation	574,047		6,273		120	580,440

Summary of Collateral and Other Credit Improvements
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2023.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	1,887,306,653	39,345,965	92,391,460	116,918,998	51,558,415	25,779,473	349,958,595	675,952,906	1,211,353,747	53,648,800
Loans commitment	1,645,749,167	13,676,897		2,342,098	7,448	6,940,203	95,370,445	118,337,091	1,527,412,076	2,176,655
Other financial assets	175,585,670						10,617,129	10,617,129	164,968,541	595,276
Other debt securities at fair value through OCI	291,689,362								291,689,362	55,826
Other debt securities at amortized cost	140,115,960								140,115,960	870,824
Financial assets delivered as a guarantee	5,219,037								5,219,037	1,174

Total	4,145,665,849	53,022,862	92,391,460	119,261,096	51,565,863	32,719,676	455,946,169	804,907,126	3,340,758,723	57,348,555

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2023.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Total collateral	Net exposure	Associated ECL
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	19,993,388	555	3,985,105	164,806	557,769	3,216,922	7,925,157	12,068,231	15,513,821

Total	19,993,388	555	3,985,105	164,806	557,769	3,216,922	7,925,157	12,068,231	15,513,821

•	Guarantees received for the entire portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2022.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	1,898,351,483	5,893,066	89,424,023	123,927,242	28,063,859	10,229,714	313,741,673	571,279,577	1,327,071,906	34,262,639
Loans commitment	2,105,872,032	406,807		191,061	20,294	1,172,493	10,826,341	12,616,996	2,093,255,036	2,403,512
Other financial assets	166,688,096								166,688,096	283,507
Other debt securities at amortized cost	1,867,184,144								1,867,184,144	1,043,200
Other debt securities at fair value through OCI	429,468,486								429,468,486	90,939

Total	6,467,564,241	6,299,873	89,424,023	124,118,303	28,084,153	11,402,207	324,568,014	583,896,573	5,883,667,668	38,083,797

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2022.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Total collateral	Net exposure	Associated ECL
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	15,608,256		3,376,576	265,709	81,197	1,075,203	4,798,685	10,809,571	10,768,998

Total	15,608,256		3,376,576	265,709	81,197	1,075,203	4,798,685	10,809,571	10,768,998

Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits
The following table shows the liquidity ratios during the fiscal years 2023 and 2022, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2023	2022
December, 31	109.94%	93.65%
Average	97.50%	93.59%
Max	109.94%	95.25%
Min	92.56%	92.45%

Summary of Contractual Cash Flows and Other Financing
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2023 and 2022:

Item	As of December 31, 2023

	Matured	Remaining terms to maturity						Total

		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial government sector	108	3,150,956	1,417,310	109,219	182,011	210,063		5,069,667
Financial sector		7,775,676	373,548	2,612,404	3,920,838	2,168,224	850,415	17,701,105
Non-financial private sector and foreign residents	15,730,157	989,258,431	375,375,501	352,509,913	388,068,737	327,216,008	335,755,316	2,783,914,063

Total	15,730,265	1,000,185,063	377,166,359	355,231,536	392,171,586	329,594,295	336,605,731	2,806,684,835

Item	As of December 31, 2022

	Matured	Remaining terms to maturity						Total

		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial government sector	336	4,217,929	1,789,856	323,992	582,295	911,524	538,439	8,364,371
Financial sector		152,957	206,005	1,739,788	633,749	952,101	290,873	3,975,473
Non-financial private sector and foreign residents	10,835,887	817,855,731	226,594,227	275,400,478	348,304,536	372,982,040	472,081,999	2,524,054,898

Total	10,836,223	822,226,617	228,590,088	277,464,258	349,520,580	374,845,665	472,911,311	2,536,394,742

Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accured
Additionally, the tables below disclose the maturity of the contractual future cash flows of the financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2023 and 2022:

Item	As of December 31, 2023
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	3,096,512,411	186,285,623	139,588,945	65,882,129	1,310,175	14,738	3,489,594,021
From the non-financial government sector	182,614,696	6,107,881	5,078,026		1,697		193,802,300
From the financial sector	20,185,431						20,185,431
From the non-financial private sector and foreign residents	2,893,712,284	180,177,742	134,510,919	65,882,129	1,308,478	14,738	3,275,606,290
Liabilities at fair value through profit or loss	13,825,475						13,825,475
Derivative instruments	410,723	1,405,243	130,385	891,528			2,837,879
Repo transactions	23,664,841	8	2,378	7,029			23,674,256
Other financial institutions	23,664,841	8	2,378	7,029			23,674,256
Other financial liabilities	352,503,055	1,384,406	1,685,885	2,793,312	4,399,200	12,734,841	375,500,699
Financing received from the Central Bank of Argentina and other financial institutions	9,258,476	3,697,429	2,484,611	2,110,822	2,207,776	62,037	19,821,151
Issued corporate bonds		85,286	14,168,145	41,843,822	5,579,897		61,677,150
Subordinated corporate bonds			10,716,441	10,716,441	21,432,883	344,071,493	386,937,258

Total	3,496,174,981	192,857,995	168,776,790	124,245,083	34,929,931	356,883,109	4,373,867,889

Item	As of December 31, 2022
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	3,695,887,040	353,567,988	61,513,880	5,923,453	38,288	114,723	4,117,045,372
From the non-financial government sector	335,668,445	10,541,024	3,175,414	14,004			349,398,887
From the financial sector	5,148,961						5,148,961
From the non-financial private sector and foreign residents	3,355,069,634	343,026,964	58,338,466	5,909,449	38,288	114,723	3,762,497,524
Liabilities at fair value through profit or loss	1,638,088						1,638,088
Derivative instruments	5,339	2,043					7,382
Other financial liabilities	407,237,180	1,327,475	1,205,372	2,293,536	3,816,681	8,815,941	424,696,185
Financing received from the Central Bank of Argentina and other financial institutions	910,500	1,611,404	5,035,125	140,037			7,697,066
Issued corporate bonds		31,060	30,048	62,120	8,560,157		8,683,385
Subordinated corporate bonds			7,316,628	7,316,628	14,633,254	249,547,294	278,813,804

Total	4,105,678,147	356,539,970	75,101,053	15,735,774	27,048,380	258,477,958	4,838,581,282

Summary of Bank's VaR by type of Risks
As of December 31, 2023 and 2022, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2023	12/31/2022
Interest rate risk	29,487	12,656
Currency exchange rate risk	23,116	10,687
Price risk	15,167	12,362

Consumer [member]
Statement [LineItems]
Disclosure of internal credit grades
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2023		12/31/2022
	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount
Performing	1.13%	96.32%	1.54%	97.32%
High grade	0.66%	88.70%	0.93%	89.01%
Standard grade	4.06%	4.53%	5.00%	4.43%
Sub-standard grade	10.39%	3.09%	11.58%	3.88%
Past due but not impaired	46.56%	2.62%	29.73%	1.86%
Impaired	100.00%	1.06%	100.00%	0.82%

Total		100.00		100.00